Employee benefit plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pension Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
2020	$ 254
2021	265
2022	260
2023	266
2024	275
2025-2029	1,333
Total pension and healthcare benefits	2,653
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2020	20
2021	20
2022	21
2023	24
2024	24
2025-2029	144
Total pension and healthcare benefits	253
Healthcare Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
2020	12
2021	10
2022	10
2023	10
2024	9
2025-2029	42
Total pension and healthcare benefits	93
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2020	0
2021	0
2022	0
2023	0
2024	0
2025-2029	1
Total pension and healthcare benefits	$ 1